SHAREHOLDERS' EQUITY - Schedule of share options outstanding and exercisable to employees and directors (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule Of Share Options Outstanding And Exercisable To Employees And Directors [Line Items]
Ordinary shares, shares issued	3,468,243	1,728,347
2008 Plan [Member]
Schedule Of Share Options Outstanding And Exercisable To Employees And Directors [Line Items]
Option outstanding at beginning, Number of options	15,388
Option outstanding at beginning, Weighted average exercise price	$ 2.4
Option outstanding at beginning, Weighted average remaining contractual life	3 months	3 months
Granted, Number of options	0
Granted, Weighted average exercise price	$ 0
Exercised, Number of options	0
Exercised, Weighted average exercise price	$ 0
Expired, Number of options	(15,388)
Expired, Weighted average exercise price	$ 2.4
Option outstanding at ending, Number of options	0	15,388
Option outstanding at ending, Weighted average exercise price	$ 0	$ 2.4
Options exercisable, Number of options	0
Options exercisable, Weighted average exercise price	$ 0
2019 Plan [Member]
Schedule Of Share Options Outstanding And Exercisable To Employees And Directors [Line Items]
Option outstanding at beginning, Number of options	187,994
Option outstanding at beginning, Weighted average exercise price	$ 11.94
Option outstanding at beginning, Weighted average remaining contractual life	8 years 2 months 4 days	8 years 8 months 8 days
Granted, Number of options	0
Granted, Weighted average exercise price	$ 0
Exercised, Number of options	0
Exercised, Weighted average exercise price	$ 0
Expired, Number of options	(10,861)
Expired, Weighted average exercise price	$ 5.7
Option outstanding at ending, Number of options	177,133	187,994
Option outstanding at ending, Weighted average exercise price	$ 12.32	$ 11.94
Options exercisable, Number of options	148,132
Options exercisable, Weighted average exercise price	$ 13.59
Options exercisable, Weighted average remaining contractual life	8 years 25 days